PARENT COMPANY INFORMATION	6 Months Ended
Mar. 31, 2026
Condensed Financial Information Disclosure [Abstract]
PARENT COMPANY INFORMATION

NOTE 22 – PARENT COMPANY INFORMATION

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiary exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company was prepared using the same accounting policies as set out in the Company’s condensed consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of operations.

As of March 31, 2026 and September 30, 2025, and six months ended March 31, 2026 and 2025, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the condensed consolidated financial statements, if any.

PARENT COMPANY BALANCE SHEETS

	March 31, 2026	September 30, 2025
	(Unaudited)
ASSETS
Current assets:
Cash and cash equivalents	$2,890,744	$3,497,762
Amounts due from a subsidiary	1,600,000	1,500,000
Total current assets	4,490,744	4,997,762

Non-current assets:
Investment in subsidiaries	40,085,401	40,434,973
Total non-current assets	40,085,401	40,434,973

Total Assets	$44,576,145	$45,432,735

LIABILITIES AND EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES	-	-

EQUITY
Ordinary shares Ordinary shares (par value $0.001 per share, 50,000,000 shares authorized; 17,025,000 and 17,025,000 shares issued and outstanding as of September 30, 2025.)	-	17,025
Class A Ordinary Shares (par value $0.001 per share, 467,290,000 shares authorized, 4,315,000 shares issued and outstanding as of March 31, 2026)	4,315	-
Class B Ordinary Shares (par value $0.001 per share, 32,710,000 shares authorized, 12,710,000 shares issued and outstanding as of March 31, 2026)	12,710
Subscription receivable	(15,500)	(15,500)
Additional paid-in capital	6,526,821	6,544,298
Statutory reserves	2,592,642	2,076,469
Retained earnings	35,784,864	38,207,918
Accumulated other comprehensive loss	(329,707)	(1,397,475)
Total Equity	44,576,145	45,432,735

Total Liabilities and Equity	$44,576,145	$45,432,735

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	Six Months Ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Equity in loss of subsidiaries	$(1,329,721)	$(372,214)

Operating expenses:
Selling and marketing	(35,000)	-
General and administrative	(403,835)	(288,023)
Total Operating expenses	(438,835)	(288,023)

Other (expenses) income:
Other (expenses) income, net	(68,183)	43,346
Total other (expenses) income, net	(68,183)	43,346

Net loss	$(1,836,739)	$(616,891)
Foreign currency translation gain (loss)	1,067,768	(928,194)
Comprehensive loss	$(768,971)	$(1,545,085)

PARENT COMPANY STATEMENTS OF CASH FLOWS

	Six Months Ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Cash flows from operating activities
Net loss	$(1,836,739)	$(616,891)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in loss of subsidiaries	1,329,721	372,214
Changes in other current assets	-	(100)
Changes in due from a subsidiary	(100,000)
Net cash used in operating activities	(607,018)	(244,777)

Cash flows from financing activities:
Net proceeds from initial public offering	-	5,380,488
Net cash provided by financing activities	-	5,380,488

Net change in cash	(607,018)	5,135,711
Cash at the beginning of the period	3,497,762	-
Cash at the end of the period	$2,890,744	$5,135,711